Long term debt - Credit facilities (Details) CAD in Thousands		12 Months Ended
	Jul. 08, 2015 CAD	Dec. 31, 2014 CAD	Jun. 30, 2016 CAD	Dec. 31, 2015 CAD
Line of Credit Facility [Line Items]
Long-term line of credit		CAD 5,536		CAD 28,572
Line of credit, current		0		(5,962)
Long-term line of credit, non-current		5,536		22,610
Maximum borrowing capacity of credit facility	CAD 100,000
Fixed charge ratio	1.0
Borrowing base				83,800
Secured Debt
Line of Credit Facility [Line Items]
Long-term line of credit		0		28,572
Maximum borrowing capacity of credit facility	CAD 30,000
Amortization schedule for repayment	84 months
Repayment percentage of excess cash flow	25.00%
Required scheduled payment	CAD 1,700
Revolving Facility
Line of Credit Facility [Line Items]
Long-term line of credit		5,536		0
Maximum borrowing capacity of credit facility	CAD 70,000
Amount outstanding during period				2,400
Unused borrowing availability under the revolving facility				CAD 52,800
Tranche A | Revolving Facility
Line of Credit Facility [Line Items]
Drawdown against revolver		5,500
Tranche B | Letter of Credit
Line of Credit Facility [Line Items]
Unused borrowing availability under the revolving facility		CAD 5,100
Maximum
Line of Credit Facility [Line Items]
Senior leverage ratio	3.5
Minimum
Line of Credit Facility [Line Items]
Senior leverage ratio	3.0
Corporate debentures | Maximum | Series 1 Debentures
Line of Credit Facility [Line Items]
Debenture repurchase amount authorized	CAD 40,000
Scenario, Forecast | Corporate debentures | Series 1 Debentures
Line of Credit Facility [Line Items]
Debenture outstanding face amount of debt			CAD 20,000